Consolidated Statements of Income - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interest Income:
Loans	$ 27,195,915	$ 26,273,429	$ 24,669,073
Mortgage-Backed Securities	5,340,744	6,139,753	6,657,925
Investment Securities	4,566,149	4,599,762	5,504,563
Other	14,251	83,381	102,550
Total Interest Income	37,117,059	37,096,325	36,934,111
Interest Expense:
NOW and Money Market Accounts	680,212	1,075,378	2,060,844
Statement Savings Accounts	71,865	83,757	73,961
Certificate Accounts	878,961	2,766,917	4,308,596
FHLB Advances and Other Borrowings	520,949	871,844	961,947
Note Payable	0	0	35,515
Senior Convertible Debentures	0	81,796	483,520
Subordinated Debentures	1,575,000	1,575,000	170,625
Junior Subordinated Debentures	97,109	127,000	216,492
Total Interest Expense	3,824,096	6,581,692	8,311,500
Net Interest Income	33,292,963	30,514,633	28,622,611
(Reversal of) Provision for Loan Losses	2,404,117	(3,600,000)	(375,000)
Net Interest Income after Provision for Loan Losses	35,697,080	26,914,633	28,247,611
Non-Interest Income:
Gain on Sale of Investment Securities	0	1,332,666	819,053
Gain on Sale of Loans	3,836,411	3,508,397	1,728,741
Service Fees on Deposit Accounts	956,978	941,440	1,069,470
Commissions From Insurance Agency	610,097	643,414	674,991
Trust Income	1,438,727	1,138,007	1,061,200
BOLI Income	635,000	573,250	678,609
ATM and Check Card Fee Income	2,470,171	1,683,059	1,449,416
Grant Income	1,826,265	519,712	478,049
Other	859,602	1,081,188	1,137,614
Total Non-Interest Income	12,633,251	11,421,133	9,097,143
Non-Interest Expense:
Compensation and Employee Benefits	19,159,831	17,991,666	16,838,702
Occupancy	2,622,113	2,574,549	2,354,347
Advertising	1,120,097	1,053,658	796,213
Depreciation and Maintenance of Equipment	3,137,300	2,876,832	2,601,104
FDIC Insurance Premiums	291,039	134,859	84,022
Net (Recovery) Expense from Operation of OREO	(115,867)	2,033	(65,772)
Consulting	1,201,605	768,210	377,911
Debit Card Expenses	1,197,926	1,061,917	912,507
Other	3,433,005	3,244,481	3,971,683
Total Non-Interest Expense	32,047,049	29,708,205	27,870,717
Income Before Income Taxes	16,283,282	8,627,561	9,474,037
Provision For Income Taxes	3,509,391	1,576,957	1,679,550
Net Income	12,773,891	$ 7,050,604	$ 7,794,487
Net Income (Loss) Available to Common Stockholders, Basic, Total	$ 12,773,891
Net Income Per Common Share (Basic)	$ 3.93	$ 2.19	$ 2.64
Net Income Per Common Share (Diluted)	3.93	2.19	2.50
Cash Dividend Per Share On Common Stock	$ 0.44	$ 0.40	$ 0.40
Weighted Average Shares Outstanding (Basic)	3,252,884	3,212,996	2,955,737
Weighted Average Shares Outstanding (Diluted)	3,252,884	3,212,996	3,257,937